Sales Revenue - Summary of Assets Recognized Costs Obtain a Contract With Customer (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure - Sales Revenue - Summary of Assets Recognized Costs Obtain a Contract With Customer [Abstract]
Assets recognized from the costs to obtain a contract with a customer	¥ 128,864	¥ 103,887